Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($)	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Deferred tax assets:
Other	$ 127	$ 220	$ 764
Total deferred tax assets	127	220	764
Deferred tax liabilities:
Investment in NAHC	(132,828)
Total deferred tax liabilities	132,828
Net deferred tax asset (liability)	$ (132,701)
Net deferred tax asset		220	$ 764
New Academy Holding Company, LLC | Liability [Member]
Deferred tax liabilities:
Total deferred tax liabilities		3,473,000		$ 3,209,000
Intangibles and depreciation		2,760,000		2,767,000
Inventories and other		713,000		442,000
Net deferred tax asset		220,000		517,000
New Academy Holding Company, LLC | Assets [Member]
Deferred tax assets:
Other		944,000		985,000
Total deferred tax assets		3,693,000		3,726,000
Tax credits		$ 2,749,000		$ 2,741,000